Annual Total Returns - FidelityInternationalFactorETFs-ComboPRO - FidelityInternationalFactorETFs-ComboPRO - Fidelity International Multifactor ETF	Mar. 01, 2023
Bar Chart Table:
Annual Return, Inception Date	Feb. 26, 2019
Fidelity International Multifactor ETF
Bar Chart Table:
Annual Return 2020	4.88%
Annual Return 2021	10.85%
Annual Return 2022	(16.69%)